Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2013
Source code [Member]
Estimated useful life	2 years
URL [Member]
Estimated useful life	10 years
Web-site contents [Member]
Estimated useful life	5 years
Subscribers list [Member]
Estimated useful life	1 year
Client accounts [Member]
Estimated useful life	2 years
Trade name [Member]
Estimated useful life	2 years